Consolidated Statement of Changes in Shareholders' Equity - CAD ($) $ in Millions	Total	Shareholders’ capital	Contributed surplus	Deficit	Accumulated other comprehensive income
Equity, beginning of year at Dec. 31, 2019	$ 5,342.7	$ 16,449.0	$ 35.1	$ (11,636.9)	$ 495.5
Redemption of restricted shares	0.0	15.2	(15.3)	0.1
Common shares repurchased	(12.7)	(12.7)
Share-based compensation	(0.1)		(0.1)
Net income (loss)	(2,519.9)			(2,519.9)
Dividends ($0.0175 per share 2020; $0.0400 per share 2019)	(9.4)			(9.4)
Foreign currency translation adjustment	22.2				22.2
Equity, end of year at Dec. 31, 2020	2,822.8	16,451.5	19.7	(14,166.1)	517.7
Issued on capital acquisitions	264.5
Redemption of restricted shares	0.8	8.5	(8.8)	1.1
Common shares repurchased	(17.5)	(17.5)
Share issue costs, net of tax	(0.4)	(0.4)
Share-based compensation	6.8		6.8
Stock options exercised	0.1	0.3	(0.2)
Net income (loss)	2,364.1			2,364.1
Dividends ($0.0175 per share 2020; $0.0400 per share 2019)	(47.8)			(47.8)
Foreign currency translation adjustment	11.9				11.9
Equity, end of year at Dec. 31, 2021	$ 5,405.3	$ 16,706.9	$ 17.5	$ (11,848.7)	$ 529.6